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[Janus letterhead]




September 15, 2006


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-0505

Re:  JANUS INVESTMENT FUND (the "Registrant")
     1933 Act File No. 2-34393
     1940 Act File No. 811-1879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find the preliminary proxy statement relating to the special meeting of shareholders of the Registrant and Janus Research Fund (the "Fund"), a series of the Registrant, to be held on December 14, 2006. The proxy statement will seek shareholder approval to approve an amendment to the Fund's investment advisory agreement, which changes the Fund's benchmark index for purposes of calculating the performance-based investment advisory fee.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

If you have any questions regarding this filing, please call me at (303)
336-7823.

Sincerely,

/s/ Richard C. Noyes

Richard C. Noyes
Associate Counsel

Enclosure

cc:  Stephanie Grauerholz-Lofton, Esq.
     Larry Greene, Esq.
     Kelley Abbott Howes, Esq.
     Cindy A. Antonson
     Donna Brungardt